Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Schedule of financial liabilities
				Convenience
				translation (Note 2c)
	December 31,	June 30,		June 30,
	2019	2019	2020	2020
	N I S	N I S		U.S. dollars
Financial liabilities at amortized costs:

Trade payables	17,062	7,977	4,070	1,175
Other payables	1,203	1,348	1,609	465
Liability in respect of government grants	14,812	14,621	12,686	3,660
Lease liabilities	7,503	7,762	7,133	2,058
Loan from others	123,780	110,971	122,041	35,211

	164,360	142,679	147,539	42,569
Financial liabilities at fair value through profit and loss:

Warrants measured at fair value	16,354	5,517	-	-

Total financial liabilities	180,714	148,196	147,539	42,567

Total current	18,959	10,011	6,355	1,835
Total non-current	161,755	138,185	141,184	40,732

Schedule of changes in liabilities arising from financing activities

	Loans from others	Lease liabilities	Total liabilities arising from financing activities
	N I S

Balance as of January 1, 2020	123,780	7,503	131,283

Cash flows	-	(370)	(370)
Effect of changes in fair value	(1,739)	-	(1,739)

Balance as of June 30, 2020 (unaudited)	122,041	7,133	129,174

	Loans from others	Lease liabilities	Total liabilities arising from financing activities
	N I S

Balance as of January 1, 2019	94,360	-	94,360

Adoption of IFRS 16	-	8,084	8,084
Cash flows	-	(322)	(322)
Effect of changes in fair value	16,611	-	16,611

Balance as of June 30, 2019 (unaudited)	110,971	7,762	118,733

	Loans from others	Lease liabilities	Total liabilities arising from financing activities
	N I S

Balance as of January 1, 2019	94,360	-	94,360

Adoption of IFRS 16	-	8,084	8,084
Cash flows	15,337	(581)	14,756
Effect of changes in fair value	14,083	-	14,083

Balance as of December 31, 2019	123,780	7,503	131,283